MATERIAL ACCOUNTING POLICY INFORMATION	6 Months Ended
Jun. 30, 2023
Corporate information and statement of IFRS compliance [abstract]
MATERIAL ACCOUNTING POLICY INFORMATION	MATERIAL ACCOUNTING POLICY INFORMATION
a)Statement of Compliance
These unaudited interim condensed and consolidated financial statements (“interim financial statements”) of our company and its subsidiaries have been prepared in accordance with International Accounting Standard 34, Interim Financial Reporting (“IAS 34”) as issued by the International Accounting Standards Board (“IASB”) and using the accounting policies our company applied in its consolidated financial statements as of and for the year-ended December 31, 2022 (“consolidated financial statements”). The accounting policies that our company applied in its consolidated financial statements are disclosed in Note 3 of such financial statements, of which reference should be made in reading these interim financial statements.
These interim financial statements were authorized for issuance by the Board of Directors of our company on August 11, 2023.
b)Significant Accounting Judgments and Key Sources of Estimation Uncertainty
In preparing our interim financial statements, we make judgments in applying our accounting policies. The areas of judgment are consistent with those reported in our consolidated financial statements. As disclosed in our consolidated financial statements, our company uses significant assumptions and estimates to determine the fair value of our property, plant and equipment and the value-in-use or fair value less costs of disposal of the cash-generating units or groups of cash generating units to which goodwill or an intangible asset has been allocated. In addition, the impairment assessment of investments in associates requires estimation of the recoverable amount of the investment.
c)Recently adopted accounting standards
Our company applied, for the first time, certain new applicable standards that became effective January 1, 2023. The impact of these amendments on our company’s accounting policies are as follows:
Amendments to IAS 1 – Making Materiality Judgements - Disclosure of Accounting Policies
Our company adopted Amendments to IAS 1 - Making Materiality Judgements - Disclosure of Accounting Policies, effective January 1, 2023. The amendments change the requirements in IAS 1 with regard to disclosure of accounting policies. The amendments replace all instances of the term ‘significant accounting policies’ with ‘material accounting policy information’. Accounting policy information is material if, when considered together with other information included in an entity’s financial statements, it can reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements. The supporting paragraphs in IAS 1 are also amended to clarify that accounting policy information that relates to immaterial transactions, other events or conditions is immaterial and need not be disclosed. Accounting policy information may be material because of the nature of the related transactions, other events or conditions, even if the amounts are immaterial. However, not all accounting policy information relating to material transactions, other events or conditions is itself material. The adoption did not have a significant impact on our company’s financial reporting.
International Tax Reform - Pillar Two Model Rules (Amendments to IAS 12)
In May 2023, the IASB issued amendments to IAS 12 “Income Taxes” to give entities temporary mandatory relief from accounting for deferred taxes arising from Organization for Economic Co-operation and Development’s (“OECD”) international tax reform. The amendments are effective immediately upon their issue and retrospectively in accordance with IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors” except for some targeted disclosure requirements which become effective for annual reporting periods beginning on or after January 1, 2023. Our company has applied the temporary exception to recognizing and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes.